Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	YTEC
Entity Registrant Name	YUCHENG TECHNOLOGIES LTD
Entity Central Index Key	0001356462
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	18,941,417

Consolidated Balance Sheets	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 32,503,415	204,800,770	162,536,258
Trade accounts receivable, net (note 3)	38,811,858	244,549,634	196,243,059
Costs and estimated earnings in excess of billings on uncompleted contracts (note 4)	26,882,642	169,384,841	132,656,349
Due from related parties (note 23)	1,989,818	12,537,644	5,926,033
Inventories	170,952	1,077,150	695,192
Pre-contract costs	3,937,775	24,811,524	24,264,187
Other current assets (note 5)	8,987,693	56,630,556	67,862,868
Deferred tax assets (note 6)	210,913	1,328,942
Total current assets	113,495,066	715,121,061	590,183,946
Investments under equity method (note 2(u))	5,369,949	33,835,513	24,846,083
Properties and equipment, net (note 7)	4,611,858	29,058,859	30,409,072
Intangible assets, net (note 8)	6,484,638	40,859,057	24,908,257
Goodwill (note 9)	29,997,238	189,009,599	189,009,599
Deferred tax assets (note 6)	91,157	574,371	10,607,353
Total assets	160,049,906	1,008,458,460	869,964,310
Current liabilities:
Short-term borrowings (note 10)	19,037,556	119,953,739	81,000,000
Obligations under capital leases (note 11)			314,535
Trade accounts payable	15,471,808	97,486,311	77,613,387
Billings in excess of costs and estimated earnings on uncompleted contracts (note 4)	5,962,613	37,569,830	22,250,243
Employee and payroll accruals	3,101,855	19,544,476	18,341,699
Dividends payable to ex-owners	12,218	76,985	76,985
Outstanding payment in relation to business acquisitions			120,367
Income taxes payable	417,065	2,627,884	11,103,004
Due to a related party (note 23)	239,012	1,505,992	3,933,940
Deferred tax liabilities (note 6)	363,995	2,293,492	829,282
Other current liabilities (note 12)	10,250,996	64,590,498	44,720,111
Total current liabilities	54,857,118	345,649,207	260,303,553
Deferred tax liabilities (note 6)	225,444	1,420,497	1,783,584
Total liabilities	55,082,562	347,069,704	262,087,137
Commitments and contingencies (note 20)
Stockholders' Equity
Preferred stock, $0.0001 par value, authorized 2,000,000 shares and none issued;
Common stock, $0.0001 par value, authorized 60,000,000 shares; 18,560,014 shares and 18,941,417 shares issued and outstanding as of December 31, 2010 and 2011	3,175,459	20,008,251	20,007,998
Additional paid-in capital	65,245,341	411,104,366	393,936,410
Reserves (note 14)	9,100,374	57,340,546	50,428,005
Retained earnings	27,944,801	176,077,413	141,363,202
Accumulated other comprehensive loss (note 15)	(569,733)	(3,589,829)	(2,992,748)
Total Yucheng Technologies Limited stockholders' equity	104,896,242	660,940,747	602,742,867
Non-controlling interests (note 13)	71,102	448,009	5,134,306
Total stockholders' equity	104,967,344	661,388,756	607,877,173
Total liabilities and stockholders' equity	$ 160,049,906	1,008,458,460	869,964,310

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, issued
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	60,000,000	60,000,000
Common stock, shares issued	18,941,417	18,560,014
Common stock, shares outstanding	18,941,417	18,560,014

Consolidated Statements of Operations and Comprehensive Income	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Software & Solutions USD ($)	Dec. 31, 2011 Software & Solutions CNY	Dec. 31, 2010 Software & Solutions CNY	Dec. 31, 2009 Software & Solutions CNY	Dec. 31, 2011 Platform USD ($)	Dec. 31, 2011 Platform CNY	Dec. 31, 2010 Platform CNY	Dec. 31, 2009 Platform CNY	Dec. 31, 2011 Maintenance Services USD ($)	Dec. 31, 2011 Maintenance Services CNY	Dec. 31, 2010 Maintenance Services CNY	Dec. 31, 2009 Maintenance Services CNY
Revenues (note 16):
Revenues	$ 79,768,145	502,611,108	412,332,215	361,719,247	$ 69,217,885	436,134,974	340,295,171	286,892,256	$ 325,775	2,052,676	8,460,490	12,575,504	$ 10,224,485	64,423,458	63,576,554	62,251,487
Business taxes	(2,142,692)	(13,500,885)	(8,688,023)	(7,249,519)
Net revenues	77,625,453	489,110,223	403,644,192	354,469,728
Cost of sales:
Cost of sales	(40,836,176)	(257,304,657)	(206,647,039)	(191,332,732)	(37,908,557)	(238,858,026)	(170,736,573)	(156,677,911)	(174,466)	(1,099,291)	(7,687,484)	(10,515,013)	(2,753,153)	(17,347,340)	(28,222,982)	(24,139,808)
Gross profit	36,789,277	231,805,566	196,997,153	163,136,996
Research and development expenses	(2,455,282)	(15,470,485)	(10,530,618)	(13,828,380)
Selling and marketing expenses	(7,232,443)	(45,570,899)	(44,761,799)	(41,126,026)
General and administrative expenses (note 18)	(18,746,967)	(118,122,761)	(104,465,484)	(117,207,162)
Gain (loss) on disposal of intangible assets and fixed assets	(26,560)	(167,349)	4,314,669	(182,104)
Total operating expenses, net	(28,461,252)	(179,331,494)	(155,443,232)	(172,343,672)
Income (loss) from operations	8,328,025	52,474,072	41,553,921	(9,206,676)
Other income (expense):
Interest income	68,075	428,931	319,484	405,618
Interest expense	(984,653)	(6,204,203)	(4,526,625)	(2,860,851)
Income from short-term investment				1,203,274
Other income (expense), net (note 17)	2,943	18,540	(95,519)	8,413,140
Income (loss) before income taxes	7,414,390	46,717,340	37,251,261	(2,045,495)
Income tax (expense) benefits (note 6)	(1,034,188)	(6,516,315)	(5,259,223)	5,250,410
Net income before equity method investees	6,380,202	40,201,025	31,992,038	3,204,915
Loss from equity method investees	(517,477)	(3,260,570)	(556,665)	(3,829,962)
Net income (loss) before discontinued operations	5,862,725	36,940,455	31,435,373	(625,047)
Loss from discontinued operations, net of tax (note 25)			(32,205,904)	(6,815,634)
Net income (loss) before non-controlling interests	5,862,725	36,940,455	(770,531)	(7,440,681)
Less: Net loss attributable to non-controlling interests	743,750	4,686,297	2,735,255	3,241,083
Net income (loss) attributable to stockholders of Yucheng Technologies Limited	6,606,475	41,626,752	1,964,724	(4,199,598)
Other comprehensive income (loss):
Foreign currency translation adjustment	(94,761)	(597,081)	(762,394)	521,895
Comprehensive income (loss)	$ 6,511,714	41,029,671	1,202,330	(3,677,703)
Weighted average common shares outstanding
- basic	19,213,305	19,213,305	18,560,014	18,541,289
- diluted	19,267,498	19,267,498	18,949,359	18,584,226
Earnings per share from continuing operations (note 19)
- basic	$ 0.34	2.17	1.84	0.14
- diluted	$ 0.34	2.16	1.8	0.14
Earnings per share (note 19)
- basic	$ 0.34	2.17	0.11	(0.23)
- diluted	$ 0.34	2.16	0.1	(0.23)

Consolidated Statements of Stockholders' Equity	Total USD ($)	Total CNY	Common Shares USD ($)	Common Shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Reserves USD ($)	Reserves CNY	Retained Earnings USD ($)	Retained Earnings CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Beginning Balance at Dec. 31, 2008		570,559,254		20,007,320		347,254,459		38,008,846		156,017,235		(2,752,249)		12,023,643
Beginning Balance (in shares) at Dec. 31, 2008				17,575,685
Bonus shares (in shares)				952,832
Bonus shares		37,888,398		656		37,887,742
Shares issued to independent directors (in shares)				5,250
Shares issued to independent directors		221,456		4		221,452
Issuance on acquisition of a subsidiary (in shares)				26,247
Issuance on acquisition of a subsidiary		1,411,203		18		1,411,185
Increase of interests in Yuxinyicheng Information		(1,061,162)				(1,061,162)
Net income (loss)		(7,914,842)								(4,199,598)				(3,715,244)
Increase in non-controlling interest		(438,838)												(438,838)
Transfer to reserves								5,126,515		(5,126,515)
Foreign currency translation adjustment		521,895										521,895
Ending Balance at Dec. 31, 2009		601,187,364		20,007,998		385,713,676		43,135,361		146,691,122		(2,230,354)		7,869,561
Ending Balance (in shares) at Dec. 31, 2009				18,560,014
Stock based compensation expenses		8,052,823				8,052,823
Shares issued to independent directors		169,911				169,911
Net income (loss)		(770,531)								1,964,724				(2,735,255)
Transfer to reserves								7,292,644		(7,292,644)
Foreign currency translation adjustment		(762,394)										(762,394)
Ending Balance at Dec. 31, 2010		607,877,173		20,007,998		393,936,410		50,428,005		141,363,202		(2,992,748)		5,134,306
Beginning Balance (in shares) at Dec. 31, 2010				18,560,014
Stock based compensation expenses (note 24) (in shares)				374,653
Stock based compensation expenses		7,876,498		248		7,876,250
Shares issued to independent directors (in shares)				6,750
Shares issued to independent directors		259,311		5		259,306
Shares issued in exchange of an intangible asset (note 2(h))		9,032,400				9,032,400
Net income (loss)		36,940,455								41,626,752				(4,686,297)
Transfer to reserves								6,912,541		(6,912,541)
Foreign currency translation adjustment	(94,761)	(597,081)										(597,081)
Ending Balance at Dec. 31, 2011	$ 104,967,344	661,388,756	$ 3,175,459	20,008,251	$ 65,245,341	411,104,366	$ 9,100,374	57,340,546	$ 27,944,803	176,077,413	$ (569,733)	(3,589,829)	$ 71,102	448,009
Ending Balance (in shares) at Dec. 31, 2011			18,941,417

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Independent Directors USD ($)	Dec. 31, 2011 Independent Directors CNY	Dec. 31, 2010 Independent Directors CNY	Dec. 31, 2009 Independent Directors CNY	Dec. 31, 2011 Employees USD ($)	Dec. 31, 2011 Employees CNY	Dec. 31, 2010 Employees CNY
Cash flows from operating activities:
Net income (loss)	$ 6,606,475	41,626,752	1,964,724	(4,199,598)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,045,727	19,190,823	27,147,524	33,100,808
Impairment loss on receivables	275,272	1,734,459		18,348,463
(Gain) loss on disposal of intangible assets and fixed assets	26,560	167,349	(4,296,232)	243,455
Loss on disposal of subsidiary			25,419,346
(Gain) loss on disposal of investments under equity method			14,543	(6,291,960)
Non-controlling interests	(743,750)	(4,686,297)	(2,735,255)	(3,715,244)
Loss from equity method investees	517,477	3,260,570	542,122	3,829,961
Compensation expenses to ex-owners				1,411,203
Stock based compensation					40,155	253,013	169,911	221,456	1,194,573	7,526,887	8,052,823
Changes in operating assets and liabilities:
Trade accounts receivable	(7,650,766)	(48,206,710)	(77,767,521)	116,403,846
Costs and estimated earnings in excess of billings on uncompleted contracts	(5,829,087)	(36,728,492)	(26,972,237)	(36,871,193)
Due from related parties	(1,045,550)	(6,587,903)	407,564	1,477,963
Inventories	(60,620)	(381,958)	2,678,684	(498,457)
Pre-contract costs	(86,866)	(547,337)	(12,385,089)	(1,985,384)
Other current assets	1,671,382	10,531,209	(34,021,862)	4,294,739
Deferred tax assets	1,381,396	8,704,040	2,152,005	(8,677,236)
Trade accounts payable	3,135,144	19,754,226	(16,192,000)	(51,042,923)
Billings in excess of costs and estimated earnings on uncompleted contracts	2,431,333	15,319,587	8,184,892	4,052,173
Employee and payroll accruals	190,890	1,202,777	15,017,488	(8,910,863)
Income taxes payable	(1,345,065)	(8,475,120)	(530,624)	1,840,266
Other current liabilities	84,690	533,631	54,393,397	3,744,120
Due to a related party	1,347,103	8,487,964	4,116,524
Deferred tax liabilities	174,757	1,101,123	54,853	(1,801,721)
Net cash provided by (used in) operating activities	5,361,230	33,780,593	(24,584,420)	64,973,874
Cash flows from investing activities:
Capital expenditure	(4,017,904)	(25,316,412)	(21,438,377)	(35,646,705)
Additional investment in a subsidiary				(1,500,000)
Payment for the purchase of subsidiaries, net of cash acquired	(19,103)	(120,367)	(1,607,196)	(11,117,440)
Investment in equity method investments	(1,944,166)	(12,250,000)	(29,400,000)	(13,746,920)
Advances to investments under equity method	(1,466,013)	(9,237,203)	(5,489,135)	(22,830,589)
Collection of advances to investments under equity method	799,538	5,037,809	670,844	21,222,984
Proceeds from disposal of equipment	32,398	204,139	9,342,164	192,918
Proceeds from disposal of investment under equity method			2,590,909	7,988,321
Proceeds (payment) on disposal of a subsidiary, net of cash disposed	1,825,136	11,500,000	(8,959,768)
Net cash used in investing activities	(4,790,114)	(30,182,034)	(54,290,559)	(55,437,431)
Cash flows from financing activities:
Deemed distribution				(18,281,588)
Proceeds from bank borrowings	19,037,556	119,953,739	101,000,000	208,540,000
Repayments of bank borrowings	(12,855,306)	(81,000,000)	(100,000,000)	(188,540,000)
Repayment of capital leases	(49,919)	(314,535)	(2,282,497)	(2,867,754)
Dividends paid to ex-owners			(3,883,406)	(1,561,017)
Net cash provided by (used in) financing activities	6,132,331	38,639,204	(5,165,903)	(2,710,359)
Net increase (decrease) in cash and cash equivalents	6,703,447	42,237,763	(84,040,882)	6,826,084
Cash and cash equivalents at beginning of year	25,795,721	162,536,258	246,577,140	239,751,056
Effect of exchange rate changes on cash and cash equivalents	4,247	26,749
Cash and cash equivalents at the end of year	32,503,415	204,800,770	162,536,258	246,577,140
Supplemental disclosures of cash flow information:
Interest paid	990,910	6,243,628	4,421,938	2,860,851
Income taxes paid	919,948	5,796,502	3,990,181	1,112,009
Shares issued for exchange of an intangible asset	1,433,509	9,032,400
Supplemental disclosures of non-cash investing activities:
Consideration on disposal of a subsidiary			21,500,000

Organization and description of business	12 Months Ended
Dec. 31, 2011
Organization and description of business
1	Organization and description of business

Yucheng Technologies Limited (“Yucheng”), incorporated on November 24, 2006 under the laws of the British Virgin Islands (“BVI”), and its subsidiaries are engaged in systems integration, software solution services, information technology (“IT”) consulting and training services, maintenance and support, sales of self-developed IT products, computer software, hardware and peripheral equipment, communication equipment and undertaking computer network projects. Its major customers are first and second tier state-owned commercial banks in China.

On January 15, 2007, Beijing Yuxinyicheng Technologies Limited (“Yuxinyicheng”) established a subsidiary, Beijing Yuxinyicheng Information Technology Limited. On July 18, 2007, Yuxinyicheng established another subsidiary, Shanghai Yuxinhongzhi Information Technology Limited. During 2007, Yuxinyicheng acquired 5 companies, Beijing Sunrisk Information Technology Limited (“Sunrisk”), Beijing Easycon Electronics Limited, Chengdu Recency Technologies Limited, Shanghai Fujie Business Consulting Limited, and Shanghai Fuyi Business Consulting Limited.

On January 22, 2008, Beijing Sihitech acquired a further 25% equity interest of Easycon from its minority shareholders at an aggregate consideration of RMB7,200,000.

On April 28, 2008, the registered capital of Sunrisk was increased to RMB20,000,000 from RMB1,000,000. Yuxinyicheng introduced a strategic investor to acquire 49% of Sunrisk’s equity interest. As a result, Yuxinyicheng’s equity interest in Sunrisk was diluted to 51% from 100%.

On July 21, 2008, Beijing Sunrisk Information Technology Limited was renamed to Beijing Yuxinhengsheng Information Technology Limited.

On August 13, 2009, Shanghai Sihitech Software Co., Ltd. was renamed as Shanghai Yuxinyicheng Software Co., Ltd.

On May 13, 2009, Guangzhou Yuxinhongtai Technology Co., Ltd. was renamed as Guangzhou Shenglihongtai Technology Co., Ltd ("Guangzhou Sihitech"). On August 30, 2009, Yuxinyicheng transferred its interest in Guangzhou Sihitech to a third party.

On October 14, 2009, Yuxinyicheng established a wholly owned subsidiary named Tianjin Yuxinyicheng Technology Limited (“Tianjin Yuxinyicheng”) in Tianjin. Total registered capital is RMB50 million.

On November 30, 2009, Shanghai Fuyi Business Consulting Limited which had been inactive was closed.

On December 31, 2010, Yuxinyicheng transferred its interests of 100% in Beijing Yuxinyicheng Information Technology Limited (“Yuxinyicheng Information”) to the third parties.

On August 7, 2011, Tianjin Yuxinyicheng acquired a subsidiary, Tianjin Yuchengxin Information Security Technologies Limited (“Yuchengxin”) from third parties at a consideration of approximately RMB16,975,000, comprising of cash of approximately RMB8,143,000 plus 442,185 ordinary shares of the Company with certain contingent payments when some performance conditions are met pursuant to the agreement, with fair value of approximately RMB8,832,000. The management considered the acquisition of Yuchengxin did not constitute a business combination according to ASC 805. Instead, the consideration paid was for the cash and cash equivalent of approximately RMB1,000,000 recorded in the book of Yuchengxin and an intangible asset related to the services to be provided by the previous owners of Yuchengxin (“service vendor relationships”). For more information of the intangible asset acquired from such transaction, please refer to note 2(h). The detailed information related to the contingent payments of the transaction is disclosed in note 20.

At of December 31, 2009, 2010 and 2011, details of Yucheng’s subsidiaries (collectively with Yucheng referred to as the “Company”) are as follows:

Name	Date of incorporation or establishment	Place of incorporation or establishment	Percentage of ownership			Principal activity
			2009	2010	2011

Port Wing Development Co., Ltd. (“e-Channels BVI”)	November 3, 2005	BVI	100%	100%	100%	Investment holding

Ahead Billion Venture Ltd. (“Sihitech BVI”).	November 3, 2005	BVI	100%	100%	100%	Investment holding

Beijing Yuxinyicheng Technologies Ltd. (“Yuxinyicheng”)	October 19, 2006	People’s Republic of China (“PRC”)	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Beijing e-Channels Century Technology Co., Ltd. (“e-Channels”)	February 5, 2001	PRC	100%	100%	100%	Technology development, technology transfer, consulting and training services, sales of self-developed products, computer software, hardware and peripheral equipment, communication equipment and undertaking computer network projects

Name	Date of incorporation or establishment	Place of incorporation or establishment	Percentage of ownership			Principal activity
			2009	2010	2011

Beijing Sihitech Technology Co., Ltd. (“Beijing Sihitech”)	June 16, 1999	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Beijing Sihitech Software Co., Ltd. (“Beijing Software”)	January 28, 2002	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Shanghai Sihitech Technology Co., Ltd. (“Shanghai Sihitech”)	June 20, 2001	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Shanghai Yuxinyicheng Software Co., Ltd. (“Shanghai Software”)	May 28, 2005	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Beijing Yuxinyicheng Information Technology Limited (“Yuxinyicheng Information”)	January 15, 2007	PRC	100%	-	-	Launching Point of Sale ( “POS” ) merchant-acquiring outsourced services for bank in China and providing related maintenance support

Beijing Yuxinhengsheng Information Technology Limited (“Sunrisk”)	April 14, 2005	PRC	51%	51%	51%	System integration, Software development, information technology consulting, maintenance and support

Beijing Easycon Electronics Limited (“Easycon”)	December 25, 1997	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Name	Date of incorporation or establishment	Place of incorporation or establishment	Percentage of ownership			Principal activity
			2009	2010	2011

Chengdu Recency Technologies Limited (“Recency”)	July 15, 1997	PRC	100%	100%	100%	Software development, information technology consulting, maintenance and support

Shanghai Fujie Business Consulting Limited (“Fujie”)	December 13, 2005	PRC	100%	100%	100%	Software development, information technology consulting, maintenance and support

Xiamen Yucheng Technology Limited (“Xiamen Yucheng”)	April 9, 2007	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Beijing Yuxinyicheng Software Co. , Ltd. (“Yuxinyicheng Software”)	August 6, 2007	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Guangzhou Yuxinyicheng Information Technology Limited (“Guangzhou Yuxinyicheng”)	November 26, 2007	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Chengdu Yuxinyicheng Technology Limited (“Chengdu Yuxinyicheng”)	March 16, 2009	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Tianjin Yuxinyicheng Technology Limited (“Tianjin Yuxinyicheng”)	October 14, 2009	PRC	100%	100%	100%	System integration, software development, information technology consulting, maintenance and support

Yuchengxin	August 5, 2011	PRC	-	-	100%	Information security, software development, information technology consulting, software sales

The IT industry is characterized by rapid technological change and competitive pricing pressures. The Company financial results are affected by a wide variety of factors, including general economic conditions in the local market, economic conditions specific to the IT industry, technological and creative skills of its personnel, the timely development of new products and the ability to safeguard patents and intellectual property in a rapidly evolving market. As a result, the Company may experience significant period-to-period fluctuations in future operating results due to the factors mentioned above or other factors.

The majority of the revenues of the Company are from customers who are concentrated in the financial services industry in PRC. Any unfavourable economic conditions affecting the local financial services industry could have a material adverse effect on the Company’s future financial position and results of operations.

The trade accounts receivable of the Company include amounts due from banks and IT service companies. The Company performs on-going credit evaluations of its customers (see note 2(t)). Sales to the Company's largest customer, a bank and its subsidiaries, were approximately 39.1%, 30.7% and 17.1% of revenues in 2009, 2010 and 2011, respectively. The Company’s total revenue from the head office of the largest customer, which is one of the primary banks in China in 2011 resulted from 70 (2010: 62) separate and independent contracts, the head office of the largest customer, contributed to 9.1% (2010: 14.3%) of the Company’s total revenues. Trade accounts receivable as of December 31, 2010 and 2011 included receivables from the Company’s largest bank customer and its subsidiaries totalling RMB54.5 million and RMB41.5 million, respectively.

The Share Exchange Transactions

On December 20, 2005, China Unistone Acquisition Corporation (“CUAC”) entered into a Stock Purchase Agreement with Sihitech BVI and e-Channels BVI and all stockholders of Sihitech BVI and e-Channels BVI for CUAC’s acquisition of Sihitech BVI and e-Channels BVI. For the acquisition, CUAC formed its wholly owned subsidiary, Yucheng. On November 24, 2006, the closing date of the acquisition (the “Closing Date”), CUAC merged with and into Yucheng for the purpose of redomestication out of the United States of America. The redomestication merger was achieved by a one-for-one exchange of all the outstanding common stock of CUAC for common stock of Yucheng and the assumption of all the rights and obligations of CUAC by Yucheng, including assumption of the outstanding warrants of CUAC. Immediately after the redomestication merger, Yucheng acquired all the common stock of Sihitech BVI and e-Channels BVI by the issuance of shares and payments of cash consideration to the shareholders of Sihitech BVI (“Sihitech BVI Shareholders) and of e-Channels BVI (“e-Channels BVI Shareholders”) or their designee, making them wholly owned subsidiaries (the “Share Exchange Transactions”).

Sihitech BVI Shareholders and their designee were paid an aggregate of USD2,731,884 in cash, using the funds held in the trust account of CUAC, and were issued an aggregate of 3,754,484 ordinary shares of Yucheng for all the outstanding common stock of Sihitech BVI. This transaction was accounted for as a recapitalisation of Sihitech BVI. Since Yucheng is not an operating company, this transaction is treated as the issuance of shares of Sihitech BVI for the net tangible assets (consisting principally of cash and short-term investments) of Yucheng. The carrying value of the assets of Yucheng approximated their fair value, therefore, no "purchase accounting" fair value adjustments were required and no goodwill had been recorded in this portion of this transaction. The payment of the cash consideration was accounted for as a deemed distribution.

e-Channels BVI Shareholders and their designee were paid an aggregate of USD1,268,116 in cash, using the funds held in the trust account of CUAC, and were issued an aggregate of 1,573,836 shares of common stock of Yucheng for all the outstanding common stock of e-Channels BVI. This transaction, between the recapitalized Sihitech BVI and e-Channels BVI, was accounting for using the purchase method of accounting with Sihitech BVI treated as the accounting acquirer.

As a result of the Share Exchange Transactions the historical financial statements of Yucheng for the periods prior to the Closing Date are those of Sihitech and its subsidiaries and all references to the consolidated financial statements of Yucheng apply to the historical consolidated financial statements of Sihitech and its subsidiaries prior to the Closing Date and the consolidated financial statements of Yucheng and its subsidiaries subsequent to the Closing Date. Yucheng’s equity components are stated in terms of Sihitech before the Closing Date, with an adjustment to reflect the effect of the recapitalisation on the equity components at the Closing Date.

The aggregate consideration paid at the Closing Date were USD4,000,000 and 5,328,320 common shares of Yucheng. Of the USD4,000,000, as security for the indemnification obligations of Sihitech BVI Shareholders and e-Channels BVI Shareholders, USD250,000 has been held back by Yucheng pending resolution of an outstanding claim. The holdback amount is not a limitation on the indemnification amounts, which are generally limited to the full consideration paid.

Of the total number of shares issued at the Closing Date, an aggregate of 773,045 shares of common stock issued to Sihitech BVI Shareholders were subject to return and cancellation if the net profit as shown in the audited consolidated financial statements of Yucheng prepared in accordance with the generally accepted accounting principles in the United States of America (“US GAAP”) for the year ended December 31, 2006 plus all compliance expenses of being public is less than USD6,073,941. Pursuant to the supplemental agreement dated May 9, 2007, this clause was amended such that the 773,045 shares would be returned and cancelled if the proforma table in the notes to the audited consolidated financial statements of Sihitech and its subsidiaries and e-Channels under US GAAP for the year ended December 31, 2006 was lower than USD6,073,941. The condition was met and accordingly, no adjustment for the purchase price in respect to the 773,045 shares of common stock was recorded in the consolidated financial statements of Yucheng for the year ended December 31, 2006.

Additional purchase price payment will be made to Sihitech BVI Shareholders, e-Channels BVI Shareholders and their designee up to an amount of USD9,960,000 has been paid or accrued based on the following events:

(1)	Yucheng will pay an additional USD5,000,000 to Sihitech BVI Shareholders, e-Channels BVI Shareholders and their designee if Yucheng receives at least USD34,500,000 in gross proceeds in additional financing, including from the exercise of outstanding public warrants, the successful completion of a secondary offering, or a private investment by a strategic investor. According to an amendment agreement dated on August 24, 2007 (the “Amendment”), the additional USD5,000,000 was changed to USD4,960,000.

(2)	Yucheng will pay an additional USD1,000,000 if the average closing price of the stock of Yucheng in any sixty consecutive trading days of 2006 is above USD10.00; USD2,000,000 if the average closing price of the stock of Yucheng in any sixty consecutive trading days of 2007 is above USD12.00; and USD3,000,000 if the average closing price of the stock of Yucheng in any sixty consecutive trading days of 2008 is above USD14.40.

Notwithstanding the foregoing, the maximum amount to be paid under the above events shall not exceed USD10,000,000.

As of December 31, 2007, Yucheng received USD34,332,430 (equivalent to approximately RMB252,606,922) in gross proceeds as a result of the exercise of outstanding public warrants (note 21). Accordingly, Yucheng paid an additional USD4,960,000 (equivalent to approximately RMB37,772,880) to Sihitech BVI Shareholders, e-Channels BVI Shareholders and their designee. Among the payments of the additional purchase price, USD3,494,707(equivalent to approximately RMB26,613,939) was paid to Sihitech BVI Shareholders and their designee which are accounted for as a deemed distribution. The remaining of USD1,465,293 (equivalent to approximately RMB11,158,941) was paid to e-Channels BVI Shareholders and their designee which are accounted for as an adjustment to the purchase price in respect of the acquisition of e-Channels.

As of December 31, 2008, the 2007 and 2008 average closing price of the stock of Yucheng in any sixty consecutive trading days targets were met. USD1,200,000 has been paid in relation to the 2007 stock price target and USD800,000 has been accrued. USD3,000,000 has been accrued in relation to the 2008 stock price target.

In addition, the condition of the average closing price of the stock of Yucheng in any sixty consecutive trading days of 2007 being above USD12.00 was achieved, Yucheng was obligated to make payments of the additional purchase price of USD2,000,000 to Sihitech BVI Shareholders, e-Channels BVI Shareholders and their designee. Among the obligations of the additional purchase price, USD1,409,156 (equivalent to approximately RMB10,293,321) was accrued to Sihitech BVI Shareholders and their designee which are accounted for as a deemed distribution. The remaining balance of USD590,844 (equivalent to approximately RMB4,315,879) was accrued to e-Channels BVI Shareholders and their designee which are accounted for as an adjustment to the purchase price in respect of the acquisition of e-Channels.

In addition, the condition of the average closing price of the stock of Yucheng in any sixty consecutive trading days of 2008 being above USD14.40 was achieved, Yucheng was obligated to make payments of the additional purchase price of USD3,000,000 to Sihitech BVI Shareholders, e-Channels BVI Shareholders and their designee. Among the obligations of the additional purchase price, USD2,113,734 (equivalent to approximately RMB14,836,299) was accrued to Sihitech BVI Shareholders and their designee which are accounted for as a deemed distribution. The remaining balance of USD886,266 (equivalent to approximately RMB6,057,274) was accrued to e-Channels BVI Shareholders and their designee which are accounted for as an adjustment to the purchase price in respect of the acquisition of e-Channels.

Following to the Amendment, additional common shares, on an all-or-none basis, may be issued to Sihitech BVI shareholders, e-Channels BVI shareholders and their designee on a pro rate basis, based on the amount of consideration shares issued on November 24, 2006, aggregating 952,832 common shares each year for four years beginning in 2008, if the Company achieves net profit targets in the prior year as indicated in the following table according to the financial statements audited each year in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), where net profit shall be determined for this purpose only, as net profit (determined on the basis of US GAAP) before the amortization expenses related to the acquisition of e-Channels. If the net profits of the Company are not achieved, the obligation of Yucheng to issue the common shares for that year is terminated, with no effect on subsequent years.

Year ended December 31,	Net Profit

2007	USD 8.5 million
2008	USD 11.9 million
2009	USD 16.7 million
2010	USD 23.3 million

As the net profit target for year ended December 31, 2009 and 2010 had not been achieved, no shares was required to be issued to Sihitech BVI shareholders, e-Channels BVI shareholders and their designee for 2009 and the subsequent years.

As the net profit target for year ended December 31, 2008 was achieved, Yucheng issued 952,832 common shares valued at USD5,545,482 (equivalent to approximately RMB37,901,151), to Sihitech BVI shareholders, e-Channels BVI shareholders and their designee in 2009 as additional purchase price. Of the 952,832 common shares issued, 671,344 common shares, amounting to USD3,907,222 (equivalent to approximately RMB26,704,299), were issued to Sihitech BVI Shareholders and their designee which was accrued as a liability and a deemed distribution as of December 31, 2008. The remaining 281,488 common shares, amounting to USD1,638,260 (equivalent to approximately RMB11,196,852), were issued to e-Channels BVI Shareholders and their designee which was accrued as a liability and an adjustment to the purchase price in respect of the acquisition of e-Channels as of December 31, 2008.

As the net profit target for year ended December 31, 2007 was achieved, Yucheng issued 952,832 common shares, valued at USD5,930,220 (equivalent to approximately RMB43,317,887), to Sihitech BVI shareholders, e-Channels BVI shareholders and their designee in 2008 as additional purchase price. Of the 952,832 common shares issued, 671,344 common shares, amounting to USD4,178,302 (equivalent to approximately RMB30,520,828), were issued to Sihitech BVI Shareholders and their designee which was accrued as a liability and a deemed distribution as of December 31, 2007. The remaining 281,488 common shares, amounting to USD1,751,918 (equivalent to approximately RMB12,797,059), were issued to e-Channels BVI Shareholders and their designee which was accrued as a liability and an adjustment to the purchase price in respect of the acquisition of e-Channels as of December 31, 2007.

Summary of significant accounting policies and practices	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies and practices
2	Summary of significant accounting policies and practices

The consolidated financial statements have been prepared in accordance with U.S. GAAP.

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of Yucheng and its subsidiaries. All significant inter-company transactions and balances are eliminated upon consolidation. Investments under equity method are accounted for under the equity method. Yucheng’s share of these companies’ earnings or losses is included in the consolidated statement of operations as income or loss from equity method investees.

(b)	Use of estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amounts of properties and equipment, intangible assets, goodwill, valuation allowances for receivables and inventories, percentage of completion calculations relating to revenue recognition, pre-contract costs and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

(c)	Convenience translation into United States dollars

The translation of Renminbi amounts into United States dollars has been made for the convenience of the reader and has been made at the exchange rate quoted by the People’s Bank of China on December 31, 2011 of RMB6.3009 (2010: RMB6.6227) to USD1.00. Such translation amounts should not be construed as representations that the Renminbi amounts could be readily converted into United States dollars at that rate or any other rate.

(d)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(e)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method (FIFO). Inventories consist of IT hardware equipment, all of which are finished goods.

(f)	Properties and equipment

Properties and equipment are stated at cost less accumulated depreciation and impairment losses (note 2(i)). Depreciation is calculated on the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful life
Properties	20 years
Office equipment and furniture	3-5 years
Machinery	3-5 years
Motor vehicles	5-10 years
Leasehold improvements	Shorter of lease terms or 5 years

Maintenance and repairs are charged to expense as incurred. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

(g)	Leases

Leases are categorized as either operating or capital leases depending on certain criteria defined in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 840, Leases.

Where a lease is classified as a capital lease, the asset is treated as if it had been purchased outright. The amount initially recognized as an asset is the lower of fair value of the leased asset or the present value at the beginning of the lease term of minimum lease payments during the lease term, excluding that portion of the payments representing executory costs such as insurance, maintenance, and taxes to be paid by the lessor, together with any profit thereon. The corresponding lease commitment is shown as liability. Lease payments are analyzed between capital and interest. The interest element is charged to the consolidated statement of operations over the period of the lease and is calculated so that it represents a constant proportion of the lease liability. The capital element reduces the balance owed to the lessor.

Where a lease is classified as an operating lease, the total rental payments made under the leases are recognized in the consolidated statement of operations on a straight-line basis over the terms of the leases. Lease incentives received are recognized in the consolidated statement of operations as an integral part of the total lease payments made.

(h)	Intangible assets

(i)	Cost of intangible assets

Intangible assets consist primarily of purchased software, capitalized costs for computer software development, customer relationships and other technology. Intangible assets are stated at cost or fair value less accumulated amortization and any impairment write-downs. Fair value of identifiable intangible assets is estimated based upon discounted future cash flow projections.

The Company capitalizes development costs for marketable software incurred from the time of technological feasibility until the software is ready for use in accordance with ASC Topic 985-20, Costs of Software to be Sold, Leased, or Marketed. All costs to establish technological feasibility of a computer product to be sold, leased or otherwise marketed are charged to research and development expense as incurred. Technological feasibility is established through completeness of the working model and its consistency with the product design. Costs incurred for modification, components of large products, and enhancements are expensed. As the working model is normally built during the process of project implementation for clients, there are no high-risk development issues.

Under the provisions of ASC Topic 350-40, Internal-Use Software, the Company capitalizes costs associated with software developed or obtained for internal use when both the preliminary project stage is completed and management has authorized further funding for the project which it deems probable of completion and use for the function intended. Technological feasibility is established upon completeness of the product design and planning phases indicating that product can be built by existing technology and tools. Capitalized internal-use software costs include only (1) external direct costs of materials and services consumed in developing or obtaining the software, (2) payroll and payroll-related costs for employees who are directly associated with and who devote time to the project, and (3) interest costs incurred, when material, while developing the software. Capitalization of these costs ceases no later than the point at which the project is substantially complete and ready for its intended purpose.

The Company obtained intangible assets in 2007, whose values have been estimated by the management in the absence of ready ascertainable market values. However, because of the inherent uncertainty of the valuation, it is reasonably possible that those estimated values may differ significantly from the values that would have been used had a ready market for these intangible assets existed, and the differences could be material to the consolidated financial statements.

Software development costs include payroll, employee benefits, and other headcount-related costs associated with product development. The Company records expenditure incurred before technological feasibility is established into research and development cost and capitalizes expenditures incurred after that point into the cost of intangible assets. Software development costs were RMB22,204,930, RMB18,289,465 and RMB27,469,793 in 2009, 2010 and 2011, respectively, among which RMB8,376,550, RMB7,758,848 and RMB11,999,308 were capitalized in 2009, 2010 and 2011.

In August 2011, the Company acquired an intangible asset related to the services to be provided by the previous owners of Yuchengxin. Such service vendor relationships are amortized over its contractual period of three years.

(ii)	Amortization

The Company amortizes capitalized software development costs for marketable software on a product-by-product basis. The annual amortization is the greater of the amount computed using (a) the ratio that current gross revenues for a product bear to the total of current and anticipated revenues for that product or (b) the straight-line method over the remaining estimated economic life of the product including the period being reported upon.

Purchased computer software and capitalized computer software development costs for internal use are amortized on a straight-line basis over their estimated useful lives, and are monitored on a regular basis to assess that the amortization method is still appropriate and the remaining estimated useful life of the asset is reasonable.

Customer relationships and other technology are amortized on a straight-line basis over their estimated economic useful lives.

The estimated useful lives are as follows:

Estimated useful life
Software development costs
- Internal-use software	3 years
- Marketable software	3 years
Customer relationships	3-5 years
Other technology	3-5 years
Purchased software	5-10 years
Service vendor relationships	3 years

The straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the Company in each reporting period.

(i)	Impairment of long-lived assets

The Company evaluates for impairment its long-lived assets to be held and used, including properties and equipment, intangible assets and other non-current assets, when events or changes in circumstances indicate, in management’s judgment, that the carrying value of such assets may not be recoverable in accordance with ASC Topic 360, Property, Plant and Equipment, or ASC Topic 350-30, General Intangibles Other than Goodwill, as appropriate. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimate undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value.

Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of carrying amount or estimated fair value less the cost to sell, and are no longer depreciated.

Judgments and assumptions are inherent in management’s estimate of undiscounted future cash flows used to determine recoverability of an asset and the estimate of an asset’s fair value used to calculate the amount of impairment to recognize. The use of alternate judgments and/or assumptions could result in the recognition of different levels of impairment charges in the consolidated financial statements.

(j)	Goodwill

Goodwill represents the excess of the purchase price over the fair value assigned to net tangible and identifiable intangible assets of business acquired and accounted for under the acquisition method.

In accordance with ASC Topic 350, Goodwill, the impairment evaluation of goodwill is conducted annually, or more frequently, if events or changes in circumstances indicate that an asset might be impaired. The evaluation is performed by using a two-step process. In the first step, the fair value of each reporting unit is compared with the carrying amount of the reporting unit, including goodwill. The estimated fair value of the reporting unit is generally determined on the basis of discounted future cash flows. If the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, then a second step must be completed in order to determine the amount of the goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill (including any unrecognized intangible assets) in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of the second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference.

The assumptions used in the estimate of fair value are generally consistent with the past performance of each reporting unit and are consistent with the projections and assumptions that are used in current operating plans. Such assumptions are subject to change as a result of changing economic and competitive conditions.

(k)	Revenue recognition

The Company generates revenues primarily from Software & Solutions, Platform Services and Maintenance Services. Revenue is recognized as follows:

(i)	Software & Solutions - Software & Solutions consist of software development services that require significant production, modifications, or customization of software or software system. Due to the long-term nature of software development, contract accounting is applied in accordance with ASC Topic 605-35, Construction-Type and Production-Type Contracts, and ASC Topic 985-605, Software - Revenue Recognition. Based on our fact pattern, we apply the percentage-of-completion method of revenue recognition to account for the software development to the period from the start of the significant production, modification, or customization through to the last element delivered, which is the end of the software development contract. Labor costs and direct project expenses are used to determine the stage of completion. Revisions in estimated contract profits are made in the period in which the circumstances requiring the revision first become known. Provisions, if any, are made for anticipated losses on uncompleted contracts whenever it appears there may be a loss.

Costs and estimated earnings in excess of billings on uncompleted contracts consist of recognized recoverable costs and accrued profits on contracts for which billings had not been presented to customers as of the balance sheet date. Billings in excess of revenue recognized for which payments have been received are deferred until the applicable revenue recognition criteria have been met.

(ii)	Platform Services - Platform Services refer to system integration service. System integration services mainly consist of value added services of planning, designing, installing, integrating and testing of hardware sold to customers. Revenue from system integration services is recognized in accordance with FASB ASC Topic 605, Revenue Recognition, when the following conditions are all met: persuasive evidence of an arrangement exists, system integration services have been rendered and products have been delivered and accepted, the price is fixed or determinable and, collectibility is reasonably assured. Customer’s acknowledgement evidences their acceptance of the system integration work being completed at which time revenue is recognized. The contract revenue and related costs are deferred if the customer’s acknowledgement is not obtained.

(iii)	Maintenance Services - Maintenance Services consist of agency sales and maintenance services. Revenue from sales of IT equipment and software to the end users, which are limited to passing the IT equipment and software from vendors to the end users, is treated as agency sales. The Company records the net difference between the amount it bills to end users and the fees charged by third party vendors as revenue. The Company considers the criteria set out in ASC Topic 605-45, Principal Agent Considerations, in determining whether it should recognize such revenues at gross or net of revenue. The Company believes that based on its arrangement with the system integrators, end users and the third party IT manufacturers, the net approach is appropriate as the Company is not the primary obligor to the end users, does not take general inventory risk, does not have latitude in establishing price and does not have discretion in supplier selection with respect to the IT equipment or software delivered to end users.

Maintenance Service revenue is recognized ratably over the maintenance period.

(l)	Pre-contract costs

Due to the business environment in which the Company operates, it is common practice that the Company commences the software development or IT consulting project for its clients without commercial contracts being signed. If the contracts are not obtained during the reporting period where implementation costs have been incurred, the Company defers revenue recognition for the related contracts until contracts are obtained. In accordance with ASC Topic 720-15, Start-Up Costs, costs that are incurred for a specific anticipated contract and that will result in no future benefits unless the contract is obtained, including cost of equipment, direct labor costs, and other ancillary costs, are deferred until receipt of the signed contract, and are then included in contract costs or inventory. Such deferred costs, subject to their not being related to costs of start-up activities, are evaluated periodically for probability of recoverability. If deemed unrecoverable, deferred costs are expensed to operating expenses.

Costs of start-up activities, including organization costs, are expensed as incurred.

Costs incurred in connection with anticipated contracts are deferred outside the contract cost or inventory classification if their recovery from future contract revenue or from other dispositions is considered probable.

(m)	Net earnings per common share

The Company computes net earnings per common share in accordance with ASC Topic 260, Earnings per Share. Under the provisions of ASC Topic 260, basic earnings per common share is computed by dividing the net earnings available to common shareholders for the period by the weighted average number of shares of common stock outstanding during the period. The calculation of diluted net earnings per share gives effect to common stock equivalents, however; potential common stock in the diluted net earnings per common share computation is excluded in net loss periods if their effect is anti-dilutive.

(n)	Retirement benefits

Pursuant to the relevant laws and regulations in the PRC, the Company participates in a defined contribution retirement plan for its employees arranged by a governmental organization. The Company makes contributions to the retirement scheme at the applicable rate based on the employees’ salaries. The required contributions under the retirement plans are charged to the consolidated statement of operations on an accrual basis when they are due. The Company’s contributions totaled RMB16,453,429, RMB12,794,943 and RMB12,594,520 in 2009, 2010 and 2011, respectively.

(o)	Interest

Interest costs are expensed as incurred, except for those capitalized that are directly attributable to the acquisition, construction or production of qualifying assets. No interest costs were capitalized for each of the years in the three-year period ended December 31, 2011.

(p)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating losses and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company records a valuation allowance against deferred tax assets to the extent that it is more likely than not that some portion, or all of, the deferred tax assets will not be realized.

(q)	Government subsidies

Government subsidies are recognized when received and when all the conditions for their receipt have been met. Such amounts are included as a credit in the operating expense section of the consolidated statement of operations.

(r)	Tax refunds

Pursuant to the laws and regulations of the PRC, the Company is entitled to a refund of the 14.0% value-added tax (“VAT”) for certain self-developed software products. The Company recognizes the VAT refunds upon the completion of government approval process. VAT refunds are included as a credit in the operating expense section of the consolidated statement of operations.

(s)	Fair value measurement

The Company measures the fair values of its financial instruments in accordance with accounting guidance which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company adopted the accounting guidance related to non-financial assets and non-financial liabilities that are not measured at fair value on a recurring basis on January 1, 2009. In addition, the Company categorizes assets and liabilities measured at fair value into three-level hierarchy based on the inputs to fair value measurement. The following describes the three-level hierarchy.

Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities either directly or indirectly; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The fair value of financial instruments and the methods and assumptions used in estimating fair value amounts are detailed in note 2(t).

(t)	Financial instruments

Exposure to credit and interest rates arises in the normal course of the Company’s business. Financial assets of the Company include cash and cash equivalents and trade accounts receivable, other receivables and amounts due from related parties. Financial liabilities of the Company include trade accounts payable and other payables, short-term loans and outstanding payment in relation to business acquisitions. Adjustments are made for financial assets if their carrying amount exceeds the value realizable in the foreseeable future. Financial liabilities are stated at their carrying amounts.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade and other accounts receivable. The Company’s cash is maintained with high quality financial institutions and the composition and maturities are regularly monitored by management. Generally, any cash equivalents may be redeemed upon demand and bear minimal risk.

The trade and other accounts receivable of the Company arises primarily through the provision of goods and services, and deposits and payments made for various contracts. The Company generally does not require collateral. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The Company performs ongoing credit evaluations of its customers based on individual accounts receivable which show signs of uncollectibility and an aging analysis. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

The fair values of the above noted financial assets and financial liabilities are not materially different from their carrying amounts.

The Company does not have off-balance-sheet concentration of credit risk such as those arising from foreign exchange contracts, option contracts or other foreign hedging arrangements.

(u)	Investments under equity method

The investments, in which the Company has significant influence, but not control, or the Company has joint control, are accounted for using the equity method. Investments under the equity method consist of a 40% equity interest in Yucheng Sinowise Consultancy Services Limited, (“Sinowise”), a software and service technology company, a 49% equity interest in Yuxin Data Technologies Co., Limited (“Yuxin Data”), a software and hardware technology company, a 30% equity interest in Beijing Yuxinyicheng Internet Technologies Co., Limited (“Yuxinyicheng Internet”), a software and hardware technology company, and a 40% equity interest in Zhejiang Yuxinbanke Information Technologies Limited (“Yuxinbanke”), a software and hardware technology company.

Where the Company’s share of losses exceeds its carrying value, the Company’s interest is reduced to nil and recognition of further losses is discontinued except to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the equity method investees. As of December 31, 2010 and December 31, 2011, there was an excess of the carrying value over the Sinowise company’s share of net assets of the equity method investees.

Unrealized profits and losses resulting from transactions between the Company and its equity method investees are eliminated to the extent of its carrying value, except where unrealized losses provide evidence of an impairment of the asset transferred, in which case they are recognized immediately in the consolidated statement of operations. The transactions with investments under equity method are detailed in note 23(b).

On March 31, 2009, Yuxinyicheng established a joint-venture, Hainan Baodaotong Technologies Limited (“Baodaotong”) in Haikou city. Total registered capital of Baodaotong is RMB50 million. Haikou Gas Holding Company, Yuxinyicheng and Guangzhou Sihitech holds 45%, 35% and 20% of Baodaotong’s equity interests, respectively. On December 16, 2009, Yuxinyicheng transferred 20% of Baodaotong’s equity interests to a third party. On April 30, 2010, Yuxinyicheng sold its entire interest in Baodaotong to a third party due to business consideration. The loss resulted from the disposal was RMB14,543.

On April 3, 2009, Yuxinyicheng established a joint-venture, Sinowise. Total registered capital of Sinowise is RMB1 million. Yuxinyicheng holds 40% equity interest of Sinowise.

On March 15, 2010, Yuxinyicheng established a joint-venture, Yuxin Data, in Tianjin city. Total register capital is RMB60 million. NTT Data China and Yuxinyicheng hold 51% and 49% of interests, respectively.

On February 17, 2011, Yuxinyicheng acquired a joint-venture, Yuxinyicheng Internet, in Beijing city. Total register capital is RMB17.5 million. Yuxinyicheng and other investors hold 30% and 70% of equity interests, respectively.

On September 7, 2011, Yuxinyicheng established a joint-venture, Yuxinbanke, in Hangzhou city. Total register capital is RMB20 million. Yuxinyicheng and other investors hold 40% and 60% of equity interests respectively.

The carrying amounts of the investments under equity method as of December 31, 2010 and 2011 are as follows:

	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Sinowise	-	-	-
Yuxin Data	24,846,083	22,875,915	3,630,579
Yuxinyicheng Internet	-	4,447,379	705,832
Yuxinbanke	-	6,512,219	1,033,538
Total	24,846,083	33,835,513	5,369,949

Summary of the combined financial information for the affiliates as of and for the years ended December 31, 2009, 2010 and 2011 is as follows:

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)
Financial position
Current assets	44,108,369	37,187,715	63,039,130	10,004,782
Property, plant and equipment, net	7,967,488	3,546,066	6,145,986	975,414
Other non-current assets	13,250	21,407,448	33,826,278	5,368,483
Total assets	52,089,107	62,141,229	103,011,394	16,348,679
Current liabilities	2,363,144	9,983,041	39,617,920	6,287,660
Total liabilities	2,363,144	9,983,041	39,617,920	6,287,660
Owners’ equity	49,725,963	52,158,188	63,393,474	10,061,019
Total liabilities and equity	52,089,107	62,141,229	103,011,394	16,348,679

Results of operations
Sales	6,117,739	13,443,855	41,260,307	6,548,320
Operating loss	(1,294,897)	(9,141,130)	(13,983,658)	(2,219,311)
Net loss income	(1,279,906)	(7,100,150)	(13,264,953)	(2,105,247)

(v)	Share-based compensation

Yucheng has adopted ASC Topic 718, Compensation – Stock Compensation, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

(w)	Segment information

Management views the business as consisting of revenue streams; however they do not produce reports for, assess the performance of, or allocate resources to these revenue streams based upon any asset-based metrics, or based upon income or expenses, operating income or net income. Therefore, the Company believes that it operates in one business segment.

(x)	Disposal of discontinued operations

The Company accounts for exit or disposal activities in accordance with ASC Topic 420, Exit or Disposal Cost Obligations (“ASC 420”). In accordance with ASC 420, a business restructuring is defined as an exit activity that includes but is not limited to a program that is planned and controlled by management, and materially.

(y)	Non-controlling interests

Effective April 1, 2009, the Company adopted ASC Topic 810-10-65 (SFAS 160, “Non-controlling Interests in Consolidated Financial Statements – an amendment of ARB No. 51”), which amends previously issued guidance to establish accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. It clarifies that a non-controlling interest in subsidiary, which is sometimes referred to as minority interest, is an ownership interest in the consolidated entity that should be reported as equity. Among other requirements, this statement requires that the consolidated net income (loss) attributable to the parent and the non-controlling interest be clearly identified and presented on the face of the consolidated statements of operations. The presentation and disclosure requirements of the ASC Topics have been applied retrospectively for all periods presented in the accompanying consolidated balance sheets and statements of operations and comprehensive income (loss), and statements of shareholder’s equity and statements of cash flows, to conform to the provisions of ASC Topic 810.

(z)	Recently issued accounting standards

Recently adopted accounting pronouncements

In October 2009, the FASB amended the ASC as summarized in Accounting Standards Update (“ASU”) 2009-14, “Software (ASC Topic 985): Certain Revenue Arrangements That Include Software Elements”, and ASU 2009-13, “Revenue Recognition (ASC Topic 605): Multiple-Deliverable Revenue Arrangements”. As summarized in ASU 2009-14, ASC Topic 985 has been amended to remove from the scope of industry specific revenue accounting guidance for software and software related transactions, tangible products containing software components and non-software components that function together to deliver the product’s essential functionality. As summarized in ASU 2009-13, ASC Topic 605 has been amended (1) to provide updated guidance on whether multiple deliverables exist, how the deliverables in an arrangement should be separated, and the consideration allocated; (2) to require an entity to allocate revenue in an arrangement using estimated selling prices of deliverables if a vendor does not have vendor-specific objective evidence (“VSOE”) or third-party evidence of selling price; and (3) to eliminate the use of the residual method and require an entity to allocate revenue using the relative selling price method. The Company adopted ASU 2009-13 and ASU 2009-14 during the year and the adoption did not have an impact on the Company’s consolidated financial statements.

In April 2010, the FASB issued ASU 2010-13, “Compensation—Stock Compensation (Topic 718): Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”. It addresses the classification of a share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades. ASC Topic 718, “Compensation—Stock Compensation”, was amended to clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trade shall not be considered to contain a market, performance or service condition. Therefore, such an award is not to be classified as a liability if it otherwise qualifies for equity classification. The Company adopted ASU 2010-13 during the year and the adoption did not have an impact on the Company’s consolidated financial statements.

In December 2010, the FASB issued ASU 2010-28, “Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. This ASU requires that reporting units with zero or negative carrying amounts perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. The Company adopted ASU 2010-28 during the year and the adoption did not have an impact on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

 In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820)”: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which provided clarifications for Topic 820 and also included instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurement has changed. This Update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs, and is effective during interim and annual periods beginning after December 15, 2011 for public entities. Early application by public entities is not permitted, and the adoption of ASU 2011-04 is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which gives an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This Update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public entities and is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

In September 2011, the FASB issued an amendment to ASC Topic 350, in ASU 2011-08 “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment”, which simplifies how entities test goodwill for impairment. Under the amendment, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that its fair value is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then the two-step impairment test for goodwill is unnecessary. If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process as described under paragraphs 350-20-35-4 of the ASC. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any, as described in paragraph 350-20-35-9 of the ASC. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. The Company is currently evaluating the impact of adopting this amendment, but it is not expected to have a material impact on the Company’s consolidated financial statements.

The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on results of operations, financial condition, or cash flows, based on current information.

Trade accounts receivable, net	12 Months Ended
Dec. 31, 2011
Trade accounts receivable, net
3	Trade accounts receivable, net

Trade accounts receivable as of December 31, 2010 and 2011 consist of the following:

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

Primary bank customer and its subsidiaries	54,496,752	41,452,829	6,578,874
Other bank customers	108,310,654	171,395,035	27,201,676
General contractors	33,435,653	31,701,770	5,031,308
Total	196,243,059	244,549,634	38,811,858

Included in the above balance was the allowance for doubtful debt of RMB12,580,356 and RMB15,362,356 as of December 31, 2010 and 2011, respectively.

Allowance for doubtful account is as follows:

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

Balance as of January 1	16,306,960	12,580,356	1,996,597
Additions	-	3,030,000	480,884
Recovery	(59,550)	(248,000)	(39,360)
Written off	(3,667,054)	-	-
Balance as of December 31	12,580,356	15,362,356	2,438,121

The balance billed but not paid by customers pursuant to retainage provisions in contracts will be due upon completion of the contracts and acceptance by the customers. The retention balance as of December 31, 2011 is RMB21,438,266 equivalent to USD3,402,413 (2010: RMB20,642,213 equivalent to USD3,116,888).

Costs and estimated earnings on uncompleted contracts	12 Months Ended
Dec. 31, 2011
Costs and estimated earnings on uncompleted contracts
4	Costs and estimated earnings on uncompleted contracts

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

Costs incurred on uncompleted contracts	274,351,748	329,791,236	52,340,338
Estimated earnings	200,766,895	257,212,670	40,821,576
	475,118,643	587,003,906	93,161,914
Less: Billings to date	(364,712,537)	(455,188,895)	(72,241,885)
	110,406,106	131,815,011	20,920,029

The amounts are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

Costs and estimated earnings in excess of billings on uncompleted contracts	132,656,349	169,384,841	26,882,642
Billings in excess of costs and estimated earnings on uncompleted contracts	(22,250,243)	(37,569,830)	(5,962,613)
	110,406,106	131,815,011	20,920,029

Cost and estimated earnings in excess of billings comprise principally amounts of revenue recognized on contracts for which billings had not been presented to customers because the amounts were not billable at the balance sheet date. The unbilled amounts receivable as of December 31, 2011 is RMB169,384,841 equivalent to USD26,882,642 (2010: RMB132,656,349 equivalent to USD20,030,554).

Other current assets	12 Months Ended
Dec. 31, 2011
Other current assets
5	Other current assets

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

Payments in advance	20,549,650	27,085,975	4,298,747
Project and tendering deposits	13,136,973	11,876,585	1,884,903
Other receivables	33,948,280	17,588,896	2,791,489
Prepaid expenses	227,965	79,100	12,554
Total	67,862,868	56,630,556	8,987,693

Payments in advance represent part of purchase contract amount for which the equipment has not been delivered from the suppliers as of the end of year.

Other receivables mainly include considerations for the disposals of a subsidiary and an equity accounted investment, deposits and staff advances for operations.

Included in other receivables is allowance for doubtful debt of RMB2,077,500 and RMB3,811,959 as of December 31, 2010 and 2011, respectively.

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
6	Income taxes

A reconciliation of the expected tax with the actual tax expense (benefit) for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
	(unaudited)

Income (loss) before income taxes and share of results of equity method investees	(2,045,495)	37,251,261	46,717,340	7,414,390
Expected PRC income tax expense (benefits) (note (i))	(1,181,616)	9,312,817	11,679,335	1,853,598
Tax holiday benefits and preferential tax rates (note (ii))	(5,603,066)	(9,415,133)	(16,244,674)	(2,578,151)
Tax effect related to foreign entities not subject to income taxes	898,695	2,223,777	2,174,327	345,082
Tax effect related to change in applicable tax rate	(34,185)	339,718	(62,751)	(9,959)
Non-taxable income	(907,459)	(114,250)	(89,759)	(14,245)
Additional deductible research and development expense	(1,060,680)	(375,812)	(621,252)	(98,597)
Non-deductible expenses	3,116,305	535,507	816,502	129,585
Over provision of current tax in prior years	(861,749)	(2,865,082)	(5,944,739)	(943,475)
Under provision of deferred tax in prior years	16,284	1,942,138	10,013,256	1,589,179
Change in valuation allowance	103,757	3,459,341	5,115,975	811,944
Others	263,304	216,202	(319,905)	(50,773)
Actual income tax expenses (benefits)	(5,250,410)	5,259,223	6,516,315	1,034,188
Representing:
Current tax expenses (benefits)	3,225,295	3,316,855	(3,288,848)	(521,965)
Deferred tax expenses (benefits)	(8,475,705)	1,942,368	9,805,163	1,556,153
Total income tax expenses (benefits)	(5,250,410)	5,259,223	6,516,315	1,034,188

Notes:

(i)	Yucheng, and its subsidiaries, e-channels BVI and Sihitech BVI are incorporated in the British Virgin Islands and are not subject to taxation under the British Virgin Islands. Yuxinyicheng and its major subsidiaries (together, the “PRC entities”) are incorporated in the PRC and governed by the PRC laws.

The normal statutory rate of the tax rate of PRC Enterprise Income tax (“EIT”) is 25% from 2008. All subsidiaries adopted this tax rate except the following subsidiaries:

EIT rates applicable to the subsidiaries of the Company, except for Fujie, ranged from 0% to 25% for the year ended December 31, 2011 (2010: 0% to 25%; 2009: 0% to 25%). EIT for Fujie is calculated at 2.5% of revenue for the year ended December 31, 2011 (2010: 2.5% of revenue; 2009: 2.5% of revenue) as it was classified as a small enterprise by the Local Tax Bureau in Shanghai City.

Pursuant to the approval issued by the Beijing Haidian District Local Tax Bureau, e-Channels was qualified as a high-tech company, thus its applicable EIT rate was 15% from 2008. This qualification is timed-out in 2010. Accordingly, the applicable EIT rate for e-Channels is 25% for the year ended December 31, 2011.

Pursuant to the approval issued by the Local Tax Bureau in Beijing Haidian District, Beijing Software was qualified as a high-tech company, thus its applicable EIT rate was 15% from 2008. This qualification is timed-out in 2010. Accordingly, the applicable EIT rate for Beijing Software is 25% for the year ended December 31, 2011.

Pursuant to the New Tax Law, the applicable EIT rate of Shanghai Sihitech are 18%, 20%, 22%, 24% and 25% in 2008, 2009, 2010, 2011 and 2012 respectively.

Pursuant to the approval issued by the Local Tax Bureau in Pudong District of Shanghai in 2006, Shanghai Software was qualified as a software development company and entitled to a tax holiday from 2006 to 2007, and an additional 50% tax exemption of the applicable EIT rate. Pursuant to the New Tax Law, its applicable EIT rates are 12.5%, 12.5%, 12.5%, 24% and 25% in 2008, 2009, 2010, 2011 and 2012 respectively.

Pursuant to the approval issued by the Guangzhou Local Tax Bureau, Guangzhou Yuxinyicheng was qualified as a software development company and entitled to a tax holiday from 2009 and 2010 and an additional 50% tax exemption of the applicable EIT rate of 25% to 12.5% from 2011 to 2013.

Pursuant to the approval issued by the Tianjin Tax Bureau, Tianjin Yuxinyicheng was qualified as a software development company and entitled to a tax holiday from 2010 and 2011 and an additional 50% tax exemption of the applicable EIT rate of 25% to 12.5% from 2012 to 2014.

Pursuant to the approval issued by the Local Tax Bureau in Beijing Haidian District from 2009 to 2013, Yuxinyicheng was qualified as a high-tech company and entitled to a tax holiday from 2007 to 2008, and an additional 50% tax exemption to the applicable EIT rate of 15% to 7.5% from 2009 to 2011.

Pursuant to the approval issued by the Local Tax Bureau in Beijing Haidian District, Sunrisk was qualified as a high-tech company, thus its applicable EIT rate was 15% from 2010 to 2012.

(ii)	Aggregate tax relief was approximately RMB5,603,066, RMB9,317,718 and RMB16,244,674 for the years ended December 31, 2009, 2010 and 2011, respectively. Aggregate basic per share effect of the tax relief amounted to RMB0.30, RMB0.50 and RMB0.85 for the years ended December 31, 2009, 2010 and 2011, respectively. Aggregate dilute per share effect of the tax relief amounted to RMB0.30, RMB0.49 and RMB0.84 for the years ended December 31, 2009, 2010 and 2011, respectively.

(iii)	Pre-tax income and income tax expenses are both domestic.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of December 31, 2010 and 2011 are presented below.

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)
Deferred tax assets:
Intangible assets	247,646	300,000	47,612
Deferred revenue	-	5,462,475	866,936
Future benefit of tax losses	14,088,942	10,269,693	1,629,877
Doubtfuldebtallowances	-	433,615	68,818
Others	-	281,885	44,737
	14,336,588	16,747,668	2,657,980
Less: valuation allowance	(3,729,235)	(8,845,210)	(1,403,801)
	10,607,353	7,902,458	1,254,179
Deferred tax liabilities:
Cost and estimated earnings in excess of billings	-	(5,783,892)	(917,947)
Capitalized internal-use and marketable software	(2,071,188)	(3,432,459)	(544,757)
Additional intangible assets through acquisition	(541,678)	(122,775)	(19,485)
Others	-	(374,008)	(59,359)
	(2,612,866)	(9,713,134)	(1,541,548)
Net deferred tax assets (liabilities)	7,994,487	(1,810,676)	(287,369)

Representing:

Deferred tax assets – current	-	1,328,942	210,913
Deferred tax assets – non-current	10,607,353	574,371	91,157
Deferred tax liabilities – current	(829,282)	(2,293,492)	(363,995)
Deferred tax liabilities – non-current	(1,783,584)	(1,420,497)	(225,444)
	7,994,487	(1,810,676)	(287,369)

Movement of valuation allowance on deferred tax assets:

	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

At the beginning of the year	269,895	3,729,235	591,857
Increase in valuation allowance	3,459,340	5,115,975	811,944
At the end of the year	3,729,235	8,845,210	1,403,801

A significant portion of the deferred tax assets recognized relates to net tax loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis. Where no valuation allowance was recorded, the Company expects to generate sufficient taxable income in the future.

The net tax loss attributable to those PRC entities can only be carried forward for a maximum period of five years. The expiration period of unused tax losses is as follows:

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)
Year ending December 31,
2012	-	7,990,322	1,268,124
2013	23,209,056	-	-
2014	33,833,913	337,428	53,552
2015	19,071,647	16,903,487	2,682,710
2016	-	31,541,639	5,005,894
Tax losses that can be carried forward indefinitely	-	-	-
	76,114,616	56,772,876	9,010,280

Under the New EIT Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to Yucheng are subject to a withholding tax at a rate of 10%, unless Yucheng will be deemed as a resident enterprise for tax purposes.  Since the Company intends to reinvest the earnings of the PRC subsidiaries in business expansion in mainland China, the PRC subsidiaries do not intend to declare dividends to their immediate non-PRC established holding companies in the foreseeable future. Accordingly, no deferred taxation on undistributed earnings of the PRC subsidiaries has been recognized as of December 31, 2011. The accumulated undistributed earnings of the PRC subsidiaries amounted to approximately RMB245.6 million equivalent to USD37.1 million and RMB369.8 million equivalent to USD58.7 million as of December 31, 2010 and 2011, respectively.

In accordance with ASC Topic 704 Income Taxes, the Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities.

Determining income tax provisions involves judgement on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

There were no material interest or penalties incurred for the years ended December 31, 2009, 2010 and 2011.

Properties and equipment, net	12 Months Ended
Dec. 31, 2011
Properties and equipment, net
7	Properties and equipment, net

	December 31
	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Properties	10,769,736	10,769,736	1,709,238
Office equipment and furniture	29,437,660	33,715,050	5,350,831
Motor vehicles	4,289,692	3,303,894	524,352
Leasehold improvements	7,900,152	7,663,544	1,216,262
	52,397,240	55,452,224	8,800,683
Accumulated depreciation	(21,988,168)	(26,393,365)	(4,188,825)
Properties and equipment, net	30,409,072	29,058,859	4,611,858

Depreciation expense on properties and equipment were RMB16,607,137, RMB17,227,855 and RMB6,771,993, which includes amortization of properties and equipment acquired under capital lease obligations of RMB2,867,754, RMB2,282,497 and RMB314,535 for the years ended December 31, 2009, 2010, and 2011 respectively. Gross assets remaining under capital leases were RMB8,623,510 and RMB8,623,510 at December 31, 2010 and 2011. Accumulated depreciation associated with capital leases were RMB8,308,975 and RMB8,623,510 at of December 31, 2010 and 2011.

Intangible assets, net	12 Months Ended
Dec. 31, 2011
Intangible assets, net
8	Intangible assets, net

		Purchased software	Capitalized marketable software	Capitalized internal-use software	Customer relationships	Other technology	Service vendor relationships	Total

Balance as of January 1, 2010	RMB	5,035,198	9,309,969	1,919,711	982,200	13,001,331	-	30,248,409
Additions		70,655	6,216,447	1,542,401	-	-	-	7,829,503
Elimination from disposal of subsidiary		-	-	-	-	(3,249,986)	-	(3,249,986)
Amortization		(1,422,834)	(3,682,233)	(576,710)	(392,880)	(3,845,012)	-	(9,919,669)

Balance as of December 31, 2010	RMB	3,683,019	11,844,183	2,885,402	589,320	5,906,333	-	24,908,257
Additions		395,782	5,497,006	6,502,302	-	-	15,974,540	28,369,630
Amortization		(1,412,586)	(4,240,859)	(745,420)	(392,880)	(3,345,008)	(2,282,077)	(12,418,830)
Balance as of December 31, 2011	RMB	2,666,215	13,100,330	8,642,284	196,440	2,561,325	13,692,463	40,859,057
	USD(unaudited)	423,148	2,079,121	1,371,595	31,176	406,502	2,173,096	6,484,638

Amortization expense was RMB16,493,671, RMB9,919,669 and RMB12,418,830 for the years ended December 31, 2009, 2010 and 2011 respectively. Estimated annual amortization expense for each of the next five years is as follows:

Year ending
December 31,	RMB

2012	18,119,699
2013	13,944,875
2014	8,609,174
2015	119,346
2016	65,963
40,859,057

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
9	Goodwill

	December 31
	2010 RMB	2011 RMB	2011 USD
			(unaudited)

Balance as of January 1	189,009,599	189,009,599	29,997,238
Additional considerations	-	-	-
Balance as of December 31	189,009,599	189,009,599	29,997,238

No impairment has been included in the above balances.

Short-term borrowings	12 Months Ended
Dec. 31, 2011
Short-term borrowings
10	Short-term borrowings

	December 31
	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Short-term borrowings from bank	81,000,000	119,953,739	19,037,556

The short-term borrowing of RMB81,000,000 as of December 31, 2010 represented the sum of four borrowings, comprising:

(i)	the borrowing of RMB40,000,000 effective from March 29, 2010 to March 28, 2011 with an annual interest rate of 5.912%; and
(ii)	the borrowing of RMB20,000,000 effective from June 3, 2010 to June 2, 2011 with an annual interest rate of 5. 935%; and
(iii)	the borrowing of RMB20,000,000 effective from September 15, 2010 to July 14, 2011 with an annual interest rate of 5.615%; and
(iv)	the borrowing of RMB1,000,000 effective from June 24, 2010 to June 23, 2011 with an annual interest rate of 5.945%.

The short-term borrowing of RMB119,953,739 as of December 31, 2011 represented the sum of six borrowings, comprising:

(i)	the borrowing of RMB32,100,000 effective from March 29, 2011 to March 28, 2012 with an annual interest rate of 7.257%; and
(ii)	the borrowing of RMB19,853,739 effective from June 20, 2011 to June 19, 2012 with an annual interest rate of 7.544%; and
(iii)	the borrowing of RMB28,000,000 effective from June 29, 2011 to April 28, 2012 with an annual interest rate of 7.544%; and
(iv)	the borrowing of RMB15,000,000 effective from August 26, 2011 to February 25, 2012 with an annual interest rate of 6.893%; and
(v)	the borrowing of RMB15,000,000 effective from September 30, 2011 to March 29, 2012 with an annual interest rate of 7.015%; and
(vi)	the borrowing of RMB10,000,000 effective from November 17, 2011 to November 16, 2012 with an annual interest rate of 6.560%.

The preceding three borrowings were guaranteed by Beijing Sihitech and Mr. Weidong Hong, shareholder and CEO without bearing guarantee fee.

The fourth and fifth borrowings were guaranteed by Mr. Weidong Hong, shareholder and CEO without bearing guarantee fee.

The last borrowing was guaranteed by Yuxinyicheng without bearing gurarantee fee.

Obligations under capital leases	12 Months Ended
Dec. 31, 2011
Obligations under capital leases
11	Obligations under capital leases

Certain of office equipment have been acquired under capital leases. Obligations under capital were as follows:

	December 31
	2010 RMB	2011 RMB	2011 USD
			(unaudited)
Net minimum lease payments due:
Within one year	320,751	-	-
Later than one year	-	-	-
Total net minimum lease payments	320,751	-	-

Less: Amount representing interest	(6,216)	-	-

Present value of net minimum lease payments	314,535	-	-
Less: current portion	(314,535)	-	-

Obligations under capital leases – non-current	-	-	-

Other current liabilities	12 Months Ended
Dec. 31, 2011
Other current liabilities
12	Other current liabilities

	December 31
	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Advances from customers	14,737,775	32,894,785	5,220,649
Taxes payable, excluding income tax	16,550,802	20,504,848	3,254,273
Accrued expenses	2,380,004	2,785,212	442,034
Others	11,051,530	8,405,653	1,334,040
Total	44,720,111	64,590,498	10,250,996

Non-controlling interests	12 Months Ended
Dec. 31, 2011
Non-controlling interests
13	Non-controlling interests

	December 31
	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Balance as of January 1	7,869,561	5,134,306	814,852
Share of loss for the year	(2,735,255)	(4,686,297)	(743,750)
Balance as of December 31	5,134,306	448,009	71,102

Non-controlling interests as of December 31, 2010 and 2011 represented the non-controlling shareholder’s equity interest in Sunrisk.

Reserves	12 Months Ended
Dec. 31, 2011
Reserves
14	Reserves

During the three years ended December 31, 2011, the Company has followed the PRC Company Law to make appropriation of its profit to the statutory surplus reserve.

Statutory surplus reserve

In accordance with PRC Company Law, the Company is required to appropriate at least 10% of the profit arrived at for each year to the statutory surplus reserve. Appropriation to the statutory surplus reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year.

The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory surplus reserve. Appropriation to the statutory surplus reserve must be made before distribution of dividends to owners. The appropriation is required until the statutory surplus reserve reaches 50% of the registered capital. This statutory surplus reserve is not distributable in the form of cash dividends but only on liquidation. It can be used to make good of previous losses, if any, and may be utilized for business expansion or converted into capital by increasing registered capital to existing equity owners in proportion to their equity holding, provided that remaining reserve balance after such conversion is not less than 25% of the registered capital. As of December 31, 2010 and 2011, the accumulated balance of our statutory surplus reserve amounted to RMB50.4 million and RMB57.3 million, respectively.

In accordance with the PRC laws and regulations, our PRC subsidiary is restricted in its ability to transfer a portion of its net assets to the Company in the form of dividends, which approximated to RMB735.1 million and RMB778.4 million representing the total amount of paid in capital and accumulated balance of statutory reserve of our PRC subsidiaries attributable to the Company as of December 31, 2010 and 2011, respectively.

Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2011
Accumulated other comprehensive loss
15	Accumulated other comprehensive loss
As of December 31, 2010 and 2011, the only component of accumulated other comprehensive loss was translation reserve.

Revenues	12 Months Ended
Dec. 31, 2011
Revenues
16	Revenues

	2009	2010	2011	2011
Revenues	RMB	RMB	RMB	USD
				(unaudited)
Software & Solutions
Channel Solutions	133,683,101	123,966,653	168,714,337	26,776,228
Management Solutions	72,395,869	81,812,009	116,036,055	18,415,791
Business Solutions	80,813,286	134,516,509	151,384,582	24,025,866
Platform	12,575,504	8,460,490	2,052,676	325,775
Maintenance Services	62,251,487	63,576,554	64,423,458	10,224,485

Total revenues	361,719,247	412,332,215	502,611,108	79,768,145
Business taxes	(7,249,519)	(8,688,023)	(13,500,885)	(2,142,692)

Net revenues	354,469,728	403,644,192	489,110,223	77,625,453

Other income (expenses)	12 Months Ended
Dec. 31, 2011
Other income (expenses)
17	Other income (expenses)

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)

Gain on disposal of affiliates	6,291,960	-	-	-
Fair value adjustment on real estates that was received as a compensation for notes receivable	2,236,740	-	-	-
Other	(115,560)	(95,519)	18,540	2,943
Total	8,413,140	(95,519)	18,540	2,943

General and administrative expenses	12 Months Ended
Dec. 31, 2011
General and administrative expenses
18	General and administrative expenses

General and administrative expenses are shown net of the following credits:

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)

Value-added tax refund for software products sold	3,920,346	123,750	2,662,240	422,517
Technology subsidy	395,000	-	-	-
Business tax and surcharges refund	59,555	1,258,067	-	-
Government subsidies	-	4,008,500	9,822,504	1,558,905
Other	30,427	17,326	-	-
Total	4,405,328	5,407,643	12,484,744	1,981,422

Some of the subsidiaries of the Company were granted subsidies by the local government to encourage development of high-tech enterprises. There were no unfulfilled performance obligations related with such subsidies.

Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share
19	Earnings per share

The following table sets forth the computation of basic and diluted net earnings per share for the years indicated:

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)
Net income (numerator) - basic and diluted
Income from continuing operations	2,616,036	34,170,628	41,626,752	6,606,475

Net income (loss)	(4,199,598)	1,964,724	41,626,752	6,606,475

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net earnings per share	18,541,289	18,560,014	19,213,305	19,213,305

Incremental weighted average
common shares from assumed exercise of unit purchase options (“UPOs”) (note 21)	42,937	-	-	-
restricted shares granted (note 24)	-	389,345	54,193	54,193

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)
Weighted average common share outstanding used in computing diluted net earnings per share for continuing operations	18,584,226	18,949,359	19,267,498	19,267,498

For whole operations	18,584,226	18,949,359	19,267,498	19,267,498

Earnings per share from continuing operations
- basic	0.14	1.84	2.17	0.34

- diluted	0.14	1.80	2.16	0.34

Loss per share from discontinued operation
- basic	(0.37)	(1.74)	-	-

- diluted	(0.37)	(1.74)	-	-

Earnings (loss) per share
- basic	(0.23)	0.11	2.17	0.34
- diluted	(0.23)	0.10	2.16	0.34

No diluted loss per share for the year December 31, 2011 has been presented as the UPOs have expired.

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies
20	Commitments and contingencies

Other than the capital leases disclosed in note 11, the Company also leases office space under operating leases. The leases typically run for one to three years with an option to renew the lease annually thereafter. Lease payments are revised annually to reflect market rentals. None of these leases includes contingent rentals.

Non-cancellable operating lease rentals at the end of each year are payable as follows:

	2010	2011	2011
	RMB	RMB	USD
			(unaudited)
Payable:
Within 1 year	4,944,672	2,170,008	344,397
Within 1-2 years	919,752	206,489	32,771
Within 2-3 years	120,154	-	-
Within 3-4 years	-	-	-
Within 4-5 years	-	-	-
	5,984,578	2,376,497	377,168

The Company recognized RMB9,482,032, RMB9,426,142 and RMB9,658,407 of rental expense for the years ended December 31, 2009, 2010 and 2011, respectively.

The Company provides indemnifications of varying scope and size to certain customers against claims of intellectual property infringement made by third parties arising from the use of the products. Due to the nature of the indemnification provided, the Company cannot estimate the fair value, nor determine the total nominal amount of the indemnification. The Company evaluates estimated losses for such indemnifications under FASB 450 Contingencies, Including Indirect Guarantees of Indebtedness of Others. The Company considers such factors as the degree of probability of an unfavourable outcome and the ability to make a reasonable estimate of the amount of loss. To date, the Company has not encountered material costs as a result of such obligations and have not accrued any liabilities related to such indemnifications in the financial statements.

The product warranty accrual reflects management’s best estimate of probable liability under its product warranties. Management determines the warranty accrual based on known product failures (if any), historical experience, and other currently available evidence. As of December 31, 2010 and 2011, the warranty accrual was nil. There has been no significant activity impacting the results of operations for any period presented.

Pursuant to the agreement for acquisition of Yuchengxin as discussed in note 1, in addition to the initial considerations, service vendors are entitled to additional equity consideration upon satisfaction of certain conditions. With respect to additional consideration, they are entitled to:

(1)	As of April 30, 2012, RMB Nil, or the net income of Yuchengxin in 2011 and the estimated net income of Yuchengxin in 2012 minus RMB10 million. Since the net income of Yuchengxin in 2011 and the estimated net income of Yuchengxin in 2012 is less than RMB10 million, this consideration is zero.

(2)	As of April 30, 2013, RMB Nil, or the total net income of Yuchengxin in 2011, 2012 and the estimated net income of Yuchengxin in 2013 minus first additional consideration and RMB10 million.

(3)	As of September 30, 2014, RMB Nil, or the total net income of Yuchengxin in 2011, 2012, 2013 and in six months ended June 30, 2014 minus first two additional considerations and RMB10 million.

If the total net income of Yuchengxin from 2011 to June 2014 is less than RMB10 million, the seller of Yuchengxin should return to the Company 70% of the excess of the total net income of Yuchengxin from 2011 to June 2014 over the RMB10 million.

Warrants and unit purchase options	12 Months Ended
Dec. 31, 2011
Warrants and unit purchase options
21	Warrants and unit purchase options

As part of the Share Exchange Transaction, Yucheng assumed 4,200,000 shares of common stock, 6,900,000 redeemable common stock purchase warrants (“Warrants”) and 300,000 UPOs issued by CUAC. There was no remeasurement required for these assumed Warrants and UPOs because such assumption is part of the recapitalisation in connection with the Stock Exchange Transactions set forth in note 1.

Each Warrant entitled the holder to purchase from Yucheng one share of common stock at an exercise price of USD5.00 commencing on the date of the Stock Exchange Transactions and expired on November 17, 2009 (being five years after the date of the prospectus of CUAC). The Warrants were redeemable at a price of USD0.01 per Warrant upon 30 days’ notice after the Warrants become exercisable, only in the event that the last sale price of the common stock is at least USD8.50 per share for any 20 trading days within 30 trading days period ending on the third day prior to the date on which notice of redemption was given. 6,866,486 warrants were exercised before December 31, 2007, and 33,514 warrants were redeemed.

UPOs were granted and recorded in connection with the initial public offering of CUAC in 2004 to the underwriters for nominal consideration. UPOs were exercisable for cash or on a cashless basis at the holders’ option, such that the holders may use the appreciated value of the UPOs to exercise the option with the payment of any cash. UPOs were convertible into shares and Warrants at the discretion of Yucheng and the UPOs holders. The 150,000 UPOs were converted to 216,047 common shares before December 31, 2007. The remaining 150,000 UPOs not exercised expired on November 18, 2009.

Disposal of subsidiaries	12 Months Ended
Dec. 31, 2011
Disposal of subsidiaries
22	Disposal of subsidiaries

On December 20, 2008, Yuxinyicheng disposed of its entire interest in Hongzhi at a consideration of RMB3,600,000. The consideration has been fully settled during 2009. The entire assets and liabilities and results of Hongzhi had been excluded from the consolidated financial statements since the effective date of the disposal.

On August 30, 2009, Yuxinyicheng disposed of its entire interest in Guangzhou Sihitech at a consideration appropriate the net asset value of Guanzhou Sihitech as of the date of disposal.

On December 31, 2010, Yuxinyicheng disposed of its entire interest in Yuxinyicheng Information at a consideration of RMB21,500,000. The entire assets and liabilities and results of Yuxinyicheng Information had been excluded from the consolidated financial statements since the effective date of the disposal.

Significant related party transactions	12 Months Ended
Dec. 31, 2011
Significant related party transactions
23	Significant related party transactions

(a)	Identity of related parties

Related parties identified for the years ended December 31, 2009, 2010, and 2011 are summarised as follows:

	Relationship with the Company	Shareholding in Yucheng or shareholding being held by the Company
		for 2009	for 2010	for 2011

Mr. Weidong Hong	Shareholder and CEO	16.47%	16.47%	16.96%

Mr. Shuo Zeng	Shareholder and COO	5.19%	5.19%	5.34%

Sihitech (HK) Co., Ltd.	Controlled by
	Mr. Weidong Hong	N/A	N/A	N/A

Hainan Baodaotong	Investment under
Technologies Limited	cost method
(“Baodaotong”)		15%	0%	0%

Yucheng Sinowise	Investment under
Consultancy Services	equity method
Limited (“Sinowise”)		40%	40%	40%

Yuxin Data Technologies	Investment under
Co., Limited (“Yuxin Data”)	equity method	0%	49%	49%

Beijing Yuxinyicheng	Investment under
Internet Technologies Co., Limited	equity method
(“Yuxinyicheng Internet”)		0%	0%	30%

Yuxinbanke	Investment under equity method	0%	0%	40%

Note 1:	Before the Share Exchange Transaction was completed on November 24, 2006, Mr. Weidong Hong held 42% of Sihitech.
Note 2:	Before the Share Exchange Transaction was completed on November 24, 2006, Mr. Shuo Zeng held 43% of e-Channels.

(b)	Related party transactions

The significant related party transactions of the Company are summarised as follows:

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)
Advances to investments under equity method
-Sinowise	1,915,718	4,635,707	2,076,495	329,555
-Baodaotong	20,914,872	-	-	-
-Yuxin Data	-	853,428	1,366,756	216,914
-Yuxinyicheng Internet	-	-	5,793,952	919,544

Collection of advances to investments under equity method
-Sinowise	(625,391)	-	(54,203)	(8,602)
-Baodaotong	(20,597,593)	-	-	-
-Yuxin Data	-	(670,844)	(3,828)	(608)
-Yuxinyicheng Internet	-	-	(4,979,778)	(790,328)

Advances to shareholders	116,160	138,500	-	-

Collection of advances to shareholders	(116,160)	(138,500)	-	-

Collection from Sihitech (HK) Co., Ltd	(1,568,105)	-	-	-

Collection from Baodaotong	6,680,579	-	-	-

Sales to Baodaotong	6,770,864	-	-	-

Sales to Sinowise	-	-	1,054,327	167,330

Sales to Yuxin Data	-	-	1,365,894	216,778

Sales to Yuxinyicheng Internet	-	-	4,474,680	710,165

Purchase from Yuxin Data	-	(4,116,524)	(13,877)	(2,202)

Purchase from Yuxinyicheng Internet	-	-	(8,494,088)	(1,348,075)

The transactions do not have fixed terms payments. Balances relating to the above transactions are non-interest bearing and payable on demand. Other than this matter, the Board of Directors of the Company is of the opinion that the above transactions were in the normal course of business and on normal commercial terms.

(c)	Related party balances

The balances of related party receivables and payables at the year-end are summarized as follows:

	December 31
	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Due from investments under equity method	5,926,033	12,537,644	1,989,818
Due to an investment under equity method	(3,933,940)	(1,505,992)	(239,012)
	1,992,093	11,031,652	1,750,806

Stock based compensation plan	12 Months Ended
Dec. 31, 2011
Stock based compensation plan
24	Stock based compensation plan

On November 24, 2006, Yucheng adopted the 2006 performance equity plan (the “Plan”) which allows Yucheng to offer a variety of incentive awards to employees. Under the Plan, the Company may grant either options to purchase 1,500,000 share of common stock of Yucheng or restricted shares.

On August 3, 2010, the Company has granted 941,132 restricted shares to certain employees (“2010 Grant”) for the services provided by them. The share grant will be fully vested on December 31, 2012. 40% of the total number of shares granted will be vested on January 1, 2011, and 7.5% of the total number of shares granted on the last day of every quarter following December 31, 2010. If the holder ceases to be an employee of the Company, any unvested portion of the share grant shall revert to the Plan.

On April 18, 2011, the Company has granted 444,100 restricted shares to certain employees (“2011 Grant”) for the services provided by them. The share grant will be fully vested on January 1, 2014. 40% of the total number of shares granted will be vested on January 1, 2012, and 7.5% of the total number of shares granted on the first day of every quarter following January 1, 2012. If the holder ceases to be an employee of the Company, any unvested portion of the share grant shall revert to the Plan.

	2010 Grant Number of restricted shares	2011 Grant Number of restricted shares	Total Number of restricted shares	Weighted- Average Grant Date Fair Value
				USD

Unvested as of January 1, 2010	-	-	-	-
Granted	941,132	-	941,132	3.23
Unvested as of December 31, 2010	941,132	-	941,132	3.23
Granted	-	444,100	444,100	3.62
Forfeited	(58,200)	(24,900)	(83,100)	3.35
Vested	(628,792)	-	(628,792)	3.23
Unvested as of December 31, 2011	254,140	419,200	673,340	3.47

The Company recorded stock-based compensation expense in General and Administrative expenses of RMB Nil, RMB8,052,823 equivalent to USD1,215,943 and RMB7,526,885 equivalent to USD1,194,573 for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, the unrecognized stock-based compensation expense, net of expected forfeitures, for 2010 Grant and 2011 Grant was RMB4,978,267 equivalent to USD790,088 and RMB6,783,097 equivalent to USD1,076,528, respectively (for a total of RMB11,761,364 equivalent to USD1,866,616), and are expected to be amortized over the weighted average period of 0.4 year.

Discontinued operations	12 Months Ended
Dec. 31, 2011
Discontinued operations
25	Discontinued operations

As discussed in note 1, the Company sold the business of POS (Yuxinyicheng Information) in 2010. Total revenue of POS, reported in discontinued operations, for the years ended December 31, 2009, 2010 and 2011 was RMB25,894,740, RMB30,876,334 and RMB Nil respectively. Pre-tax loss of the discontinued operations for the years ended December 31, 2009, 2010 and 2011 was RMB9,769,322, RMB6,379,365 and RMB Nil respectively.

The following table illustrates the reporting of the discontinued operations on the face of the Consolidated Statements of Operations and Income for the years ended December 31, 2009, 2010 and 2011.

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)
Discontinued operations
Results from discontinued operations	(9,295,160)	(6,379,364)	-	-
Loss on disposal of a subsidiary, net	-	(25,419,348)	-	-
Income tax loss (benefits)	2,479,526	(407,192)	-	-
Loss from operations of discontinued subsidiaries, net of income tax	(6,815,634)	(32,205,904)	-	-

Parent only financial statements	12 Months Ended
Dec. 31, 2011
Parent only financial statements
26	Parent only financial statements

As of December 31, 2011, the total restricted net assets amounted to RMB778.4 million (2010: 1,043.1 million), which exceeded 25% percentage of our consolidated net assets (RMB661.4 million (2010: 607.9 million)). As a result, parent only financial statements are prepared as follows:

Yucheng Technologies Limited

Condensed Balance Sheets

As of December 31, 2010 and 2011

(Expressed in Chinese Renminbi)

	2010	2011	2011
	RMB	RMB	USD
			(unaudited)
Assets

Current assets:
Cash and cash equivalents	1,975,787	638,797	101,382
Trade accounts receivable, net	2,055,245	1,955,380	310,333
Other current assets	287,025,875	279,651,400	44,382,771
Total current assets	291,056,907	282,245,577	44,794,486

Investments in subsidiaries	346,260,409	409,004,423	64,912,064
Total assets	637,317,316	691,250,000	109,706,550

Liabilities and stockholders’ equity

Current liabilities
Trade accounts payable	2,442,818	2,324,120	368,855
Other current liabilities	32,131,632	27,985,133	4,441,453
Total current liabilities	34,574,450	30,309,253	4,810,308

Stockholders’ Equity
Preferred stock, $0.0001 par value, authorized 2,000,000 shares and none issued;	-	-	-
Common stock, $0.0001 par value, authorized 60,000,000 shares; 18,560,014 shares and 18,941,417 shares issued and outstanding as of December 31, 2010 and 2011	20,007,998	20,008,251	3,175,459
Additional paid-in capital	393,936,410	411,104,366	65,245,341
Reserves	50,428,005	57,340,546	9,100,374
Retained earnings	141,363,202	176,077,413	27,944,801
Accumulated other comprehensive loss	(2,992,749)	(3,589,829)	(569,733)
Total stockholders’ equity	602,742,866	660,940,747	104,896,242

Total liabilities and stockholders’ equity	637,317,316	691,250,000	109,706,550

Yucheng Technologies Limited

Condensed Statements of Operations and Comprehensive Income

For the year ended December 31, 2009, 2010 and 2011

(Expressed in Chinese Renminbi)

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)

Total revenues	-	-	-	-

Cost of revenues:
Platform Services	(215,733)	-	-	-
Maintenance Services	(1,919,157)	-	-	-
Total cost of revenues	(2,134,890)	-	-	-

Gross profit	(2,134,890)	-	-	-
General and administrative expenses	(1,458,349)	(8,912,151)	(8,698,450)	(1,380,509)

Income (loss) from operations	(3,593,239)	(8,912,151)	(8,698,450)	(1,380,509)

Other income	-	1,899	3,331	529
Share of results of subsidiaries	(606,359)	10,874,976	50,321,871	7,986,455

Income (loss) before income taxes	(4,199,598)	1,964,724	41,626,752	6,606,475
Income tax expenses	-	-	-	-

Net income (loss)	(4,199,598)	1,964,724	41,626,752	6,606,475

Yucheng Technologies Limited

Condensed Statements of Cash Flows

For the year ended December 31, 2009, 2010 and 2011

(Expressed in Chinese Renminbi)

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)

Net cash (used in) provided by operating activities	24,138,668	(12,708,129)	(1,152,049)	(182,838)

Net cash used in investing activities	(8,117,439)	-	-	-

Net cash used in financing activities	(18,281,588)	-	-	-

Net decrease in cash and cash equivalents	(2,260,359)	(12,708,129)	(1,152,049)	(182,838)

Cash and cash equivalents at beginning of year	16,944,275	14,683,916	1,975,787	313,572
Effect of exchange rate changes in cash and cash equivalents	-	-	(184,941)	(29,352)

Cash and cash equivalents at the end of year	14,683,916	1,975,787	638,797	101,382

Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.